Debt Instruments - Available-for-sale disregarding the allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Beginning balance	$ 154,644
Valuation adjustments	1,932	$ (3,505)	$ (196)
Amounts reclassified to consolidated income statement	(9)	(120)	161
Balance at year-end	165,742	154,644
Debt instruments.
Financial assets
Beginning balance	154,318
Valuation adjustments	1,935	(3,453)	(192)
Amounts reclassified to consolidated income statement	(9)	(120)	161
Balance at year-end	164,947	154,318
Gross carrying amount | Debt instruments.
Financial assets
Beginning balance	154,318	113,525	83,029
Net additions/(disposals)	8,703	44,366	30,527
Valuation adjustments	1,935	(3,453)	(192)
Amounts reclassified to consolidated income statement	(9)	(120)	161
Balance at year-end	$ 164,947	$ 154,318	$ 113,525